FINANCIAL INVESTORS TRUST

Emerald Growth Fund (the “Fund”)

SUPPLEMENT DATED NOVEMBER 8, 2016 TO THE PROSPECTUS AND SUMMARY PROSPECTUS EACH DATED

AUGUST 31, 2016

As previously disclosed to Fund shareholders on December 1, 2015, the Fund has been closed since December 31, 2015, on the terms described below.

Effective immediately, the section titled “PURCHASE AND SALE OF FUND SHARES” of the Fund’s Summary Prospectus and Summary Section of the Statutory Prospectus is deleted, corrected, and replaced in its entirety with the following:

“Effective December 31, 2015, the Fund closed to new investors, seeking to purchase shares of the Fund either directly or through third-party intermediaries, except as described below:

A financial adviser whose clients have established accounts in the Fund as of December 31, 2015 may continue to open new accounts in the Fund for any of its existing clients.

Existing or new participants in a qualified retirement plan, such as a 401(k) plan, profit sharing plan, 403(b) plan or 457 plan, which has an existing position in the Fund as of December 31, 2015, may continue to open new accounts in the Fund. In addition, if such qualified retirement plans have a related retirement plan formed in the future, this plan may also open new accounts in the Fund.

Existing shareholders of the Fund may continue to purchase additional shares of the Fund.

The Fund retains the right to make exceptions to any action taken to close the Fund or limit inflows into the Fund.”

In addition, the following paragraph is reinserted at the beginning of the section entitled “BUYING, EXCHANGING AND REDEEMING SHARES” of the Fund’s Statutory Prospectus:

“Effective December 31, 2015, the Emerald Growth Fund closed to new investors, seeking to purchase shares of the Fund either directly or through third-party intermediaries, subject to certain exceptions for financial advisers whose clients have established accounts in the Fund and existing or new participants in a qualified retirement plan, such as a 401(k) plan, profit sharing plan, 403(b) plan or 457 plan, which has an existing position in the Fund as of December 31, 2015. Existing shareholders of the Fund may continue to purchase additional shares of the Fund. The Fund retains the right to make exceptions to any action taken to close the Fund or limit inflows into the Fund.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE